United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for calendar quarter ended:  December 31, 2001

Check here if amended [ ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:                      Johnston-Lemon Group Inc.
Address:                   1101 Vermont Avenue, NW
                              Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Siging this Report on Behalf of Reporting Manager:

Name:     Kenneth I. Miller
Title:    Chief Financial Officer
Phone:    (202)842-5618

/s/ Kenneth I. Miller      Washington, DC            February 7, 2002
----------------------  ---------------------------  -----------------
(Signature)                         (City, State)    (Date)

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ ______________________________________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               _____None_____

Form 13F Information Table Entry Total:  _____56_______

Form 13F Information Table Value Total: $_38514_______
                                          (thousands)



COUMN 1 & COLUMN 2                           COLUMN 3      COLUMN 4  COLUMN 5         COLUMN 6   COLUMN 7  COLUMN 8
NAME OF ISSUER/TITLE OF CLASS                CUSIP         VALUE     SHARES or        INVESTMENT OTHER
                                                           (X$1000)  PRINCIPAL AMOUNT DISCRETION MANGERS   SOLE    SHARED NONE

Abbott Labs                                  002824100       530       9500SH            SOLE                               9500
Air Prods and Chems Inc                      009158106       444       9464SH            SOLE                               9464
AOL Time Warner Inc                          00184A105       935      29130SH            SOLE                              29130
Alcoa Inc                                    013817101       346       9724SH            SOLE                               9724
Alltell                                      020039103       402       6514SH            SOLE                               6514
American Express                             025816109       320       8970SH            SOLE                               8970
American International Group Inc             026874107      1114      14028SH            SOLE                              14028
Automatic Data Processing Inc                053015103       334       5669SH            SOLE                               5669
Bank of America Corporation                  060505104       400       6350SH            SOLE                               6350
Bellsouth Corp                               079860102       432      11328SH            SOLE                              11328
Bristol Myers Squibb Co                      110122108       390       7652SH            SOLE                               7652
Burlington Northn Sante Fe Cp                12189T104       164       5750SH            SOLE                               5750
ChevronTexaco Corp                           166764100       378       4460SH            SOLE                               4460
Citigroup Inc                                172967101      1406      27849SH            SOLE                              27849
Conagra Inc                                  205887102       335      14100SH            SOLE                              14100
Danaher Corp Del                             235851102      2359      50000SH            SOLE                              50000
Dow Chem Co                                  260543103       236       7000SH            SOLE                               7000
Duke Energy Corp                             264399106       609      15500SH            SOLE                              15500
DuPont E I de Nemours & Co                   263534109       337       7920SH            SOLE                               7920
Electronic Data Sys New                      285661104       262       3820SH            SOLE                               3820
El Paso Corp                                 28336L109       261       5850SH            SOLE                               5850
Emerson Elec Co                              291011104       611      10700SH            SOLE                              10700
Exxon Mobil Corp                             30231G102      1635      41956SH            SOLE                              41956
Ford Mtr Co Del                              345370860        90       5740SH            SOLE                               5740
Gannett Inc                                  364730101       352       5230SH            SOLE                               5230
General Dynamics Corp                        369550108       247       3105SH            SOLE                               3105
General Elec Co                              369604103      2068       51592SH           SOLE                              51592
Hewlett Packard Co                           428236103       194       9440SH            SOLE                               9440
Home Depot Inc                               437076102       275       5391SH            SOLE                               5391
Illinois Tool Wks Inc                        452308109       650       9600SH            SOLE                               9600
Intel Corp                                   458140100       531      16900SH            SOLE                              16900
International Business Machs                 459200101      1008       8335SH            SOLE                               8335
JP Morgan Chase & Co                         46625H100       686      18876SH            SOLE                              18876
Johnson & Johnson                            478160104      1002      16950SH            SOLE                              16950
Kimberly Clark Corp                          494368103       218       3650SH            SOLE                               3650
Medtronic Inc                                585055106       203       4678SH            SOLE                               4678
Merck & Co Inc                               589331107       665      11302SH            SOLE                              11302
Merrill Lynch and Co Inc                     590188249       456       8750SH            SOLE                               8750
Microsoft Corp                               594918104       635       9590SH            SOLE                               9590
Omnicom Group Inc                            681919106       447       5000SH            SOLE                               5000
Oracle Corp                                  68389X105       237      17750SH            SOLE                              17750
Pfizer Inc                                   717081903       891      22973SH            SOLE                              22973
Procter & Gamble                             742718109       404       5100sh            SOLE                               5100
Reliant Energy                               75952J108       207       7800SH            SOLE                               7800
SBC Communications Inc                       78387G103       659      16830SH            SOLE                              16830
Southern Co                                  842587107       127       5000SH            SOLE                               5000
Sun Microsystems Inc                         866810104       311      25244SH            SOLE                              25244
Suntrust Bks Inc                             867914103      7989     127423SH            SOLE                             127423
Sysco Corp                                   871829107       210       8000SH            SOLE                               8000
Texas Instrs Inc                             882508104       168       6000SH            SOLE                               6000
Tyco Intl Ltd New                            902124106       495       8399SH            SOLE                               8399
United Technologies Corp                     913017109       931      14400SH            SOLE                              14400
Verizon Communications                       92343V104       815      17171SH            SOLE                              17171
Wal Mart Stores Inc                          931142103       414       7187SH            SOLE                               7187
Wells Fargo & Co New                         949746101       483      11103SH            SOLE                              11103
Worldcom Inc GA new                          8157D106        206      14650SH            SOLE                              14650